Document and Entity Information	Oct. 09, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001848821
Document Type	8-K
Document Period End Date	Oct. 09, 2023
Entity Registrant Name	Global Technology Acquisition Corp. I
Entity Incorporation State Country Code	E9
Entity File Number	001-40948
Entity Tax Identification Number	66-0969672
Entity Address, Address Line One	CO Services Cayman Limited
Entity Address, Address Line Two	P.O. Box 10008
Entity Address, Address Line Three	Willow House
Entity Address, City or Town	Cricket Square
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
City Area Code	(917)
Local Phone Number	338-7786
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value per share and one-half of one redeemable warrant
Trading Symbol	GTACU
Security Exchange Name	NASDAQ
Class 160 A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GTAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	GTACW
Security Exchange Name	NASDAQ